CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Consolidated Statements Of Comprehensive Income Loss
Net loss	$ 70,324	$ 187,337	$ 29,723	$ 23,238
Other comprehensive income (loss)
Foreign currency translation adjustment	(13,019)	(16,250)	36,032	(67,796)
Comprehensive income (loss)	57,305	171,087	65,755	(44,559)
Comprehensive income/loss attributable to the non-controlling interest	(12,838)	(38,880)	(25,260)	3,884
Comprehensive income (loss) attributable to Umatrin Holding Limited	$ 44,467	$ 132,206	$ 40,495	$ (40,675)